Operating Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Companies Reportable Segments

	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

Revenue	$279,776	$1,008,275	$1,065,015	$1,037,325	$-	$3,390,391
Cost of revenues	215,456	667,906	766,878	396,510	-	2,046,750
Loss from operations	(2,245,493)	135,085	209,511	(426,879)	-	(2,327,776)
Loss from discontinued operations	-	-	-	-	(145,000)	(145,000)
Net income (loss)	$(2,718,941)	$106,605	$209,511	$(275,921)	$(145,000)	$(2,823,746)

For the three months ended March 31, 2022

	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

Revenue	$61,522	$923,750	$911,063	$-	$-	$1,896,335
Cost of revenues	21,913	529,412	717,577	-	-	1,268,902
Income (loss) from operations	(2,222,648)	(4,802,701)	96,890	-	-	(6,928,459)
Loss from discontinued operations	-	-	-	-	(108,000)	(108,000)
Net income (loss)	$(2,210,334)	$(4,823,085)	$96,890	$-	$(108,000)	$(7,044,529)

Summarized financial information for the Company’s reportable segments as of and for the years ended December 31, 2022 and 2021 is shown below:

2022
	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

Revenue	$415,450	$3,427,698	$2,493,685	$951,196	$-	$7,288,029
Cost of revenues	141,736	2,127,555	3,119,178	765,965	-	6,154,434
Income (loss) from operations	(9,471,593)	(5,026,352)	(1,027,484)	48,912	-	(15,476,517)
Income from discontinued operations	-	-	-	-	70,024	70,024
Net income (loss)	$(9,183,309)	$(5,135,517)	$(1,027,484)	$42,908	$70,024	$(15,303,402)

2021
	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

Revenue	$211,528	$-	$2,424,229	$-	$-	$2,635,757
Cost of revenues	64,070	-	2,871,049	-	-	2,935,119
Income (loss) from operations	(32,773,402)	-	(696,428)	-	-	(33,469,830)
Loss from discontinued operations	-	-	-	-	(22,174,305)	(22,174,305)
Net income (loss)	$(32,774,152)	$-	$(696,427)	$-	$(22,174,305)	$(55,644,135)

Schedule of revenues by country

Summarized revenues by country in which the Company operated for the three months ended March 31, 2023 and 2022 is shown below:

March 31, 2023	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

United States	$279,776	$-	$1,065,015	$1,037,325	$-	$2,382,116
Rest of World	-	1,008,275	-	-	-	1,008,275
Revenues	$279,776	$1,008,275	$1,065,015	$1,037,325	$-	$3,390,391

March 31, 2022

United States	$61,522	$-	$911,063	$-	$-	$972,585
Rest of World	-	923,750	-	-	-	923,750
Revenues	$61,522	$923,750	$911,063	$-	$-	$1,896,335

Summarized revenues by country in which the Company operated for the years ended December 31, 2022 and 2021 is shown below:

December 31, 2022	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

United States	$415,450	$-	$2,493,685	$951,196	$-	$3,860,331
Rest of World	-	3,427,698	-	-	-	3,427,698
Revenues	$415,450	$3,427,698	$2,493,685	$951,196	$-	$7,288,029

December 31, 2021

United States	$211,528	$-	$2,424,229	$-	$-	$2,635,757
Rest of World	-	-	-	-	-	-
Revenues	$211,528	$-	$2,424,229	$-	$-	$2,635,757

Schedule of Percentage of Consolidated Revenues Derived From Large Customers

The Company’s Sports Gaming Client Services and Affiliate Marketing Services – International segments derive a significant portion of their revenues from several large customers. The table below presents the percentage of consolidated revenues derived from large customers:

	March 31, 2023	March 31, 2022

Customer A	18%	33%
Customer B	14%	39%
Customer C	13%	* %

The Company’s Affiliate Marketing Services International and Sports Gaming Client Services segment derives a significant portion of its revenues from several large customers. The table below presents the percentage of consolidated revenues derived from the two segments:

Schedule of consolidated revenues

	2022		2021

Customer A	35%		15%
Customer B	10%		10%
Customer C	*	%	10%
Customer D	*	%	14%

*	Revenue from customer was less than 10% for the years ended December 31, 2022 and 2021.